Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues
Revenue from contracts with customers	€ 6,015	€ 4,640
EMEA
Revenues
Revenue from contracts with customers	2,530	3,093
Asia Pacific
Revenues
Revenue from contracts with customers	426	364
Americas
Revenues
Revenue from contracts with customers	3,059	1,183
Systems
Revenues
Revenue from contracts with customers	3,159	1,418
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,835	1,278
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	324	140
Systems | EMEA
Revenues
Revenue from contracts with customers	732	900
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	280	144
Systems | Americas
Revenues
Revenue from contracts with customers	2,147	374
Services
Revenues
Revenue from contracts with customers	2,856	3,222
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,856	3,222
Services | EMEA
Revenues
Revenue from contracts with customers	1,798	2,193
Services | Asia Pacific
Revenues
Revenue from contracts with customers	146	220
Services | Americas
Revenues
Revenue from contracts with customers	€ 912	€ 809